Related Party Transactions (Details) - Schedule of major related parties	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Tuanfang Liu [Member]
Related Party Transaction [Line Items]
Name of related parties	-Tuanfang Liu is the Chairman of the Company.	-Tuanfang Liu is the Chairman of the Company.
Jiangyan Zhu [Member]
Related Party Transaction [Line Items]
Name of related parties	-Jiangyan Zhu is the wife of Tuanfang Liu and a director of the Company.	-Jiangyan Zhu is the wife of Tuanfang Liu and a director of the Company.
Eigate [Member]
Related Party Transaction [Line Items]
Name of related parties	-Eigate (Hong Kong) Technology Co., Limited (“Eigate”) is a wholly-owned subsidiary of Aspire Global.	-Eigate (Hong Kong) Technology Co., Limited (“Eigate”) is a wholly-owned subsidiary of Aspire Global.
Aspire Global [Member]
Related Party Transaction [Line Items]
Name of related parties	-Aspire Global is a company controlled by the Chairman of the Company.	-Aspire Global is a company controlled by the Chairman of the Company.
Shenzhen Yi Jia [Member]
Related Party Transaction [Line Items]
Name of related parties	-Shenzhen Yi Jia, a Chinese company that is 95% owned by the Company’s chairman and 5% by the chairman’s cousin.	-Shenzhen Yi Jia, a Chinese company that is 95% owned by the Company’s chairman and 5% by the chairman’s cousin.